Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$337,676.38

Principal:
Principal Collections	$8,160,826.02
Prepayments in Full	$2,733,895.81
Liquidation Proceeds	$70,911.79
Recoveries	$50,090.25
Sub Total	$11,015,723.87
Collections	$11,353,400.25

Purchase Amounts:
Purchase Amounts Related to Principal	$48,330.27
Purchase Amounts Related to Interest	$269.88
Sub Total	$48,600.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,402,000.40

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	45
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,402,000.40
Servicing Fee	$118,291.91	$118,291.91	$0.00	$0.00	$11,283,708.49
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,283,708.49
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,283,708.49
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,283,708.49
Interest - Class A-4 Notes	$78,363.90	$78,363.90	$0.00	$0.00	$11,205,344.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,205,344.59
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$11,155,111.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,155,111.59
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$11,117,625.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,117,625.92
Regular Principal Payment	$10,359,821.17	$10,359,821.17	$0.00	$0.00	$757,804.75
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$757,804.75
Residual Released to Depositor	$0.00	$757,804.75	$0.00	$0.00	$0.00

Total		$11,402,000.40

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$10,359,821.17
Total					$10,359,821.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,359,821.17	$109.00	$78,363.90	$0.82	$10,438,185.07	$109.82
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$10,359,821.17	$9.84	$166,082.57	$0.16	$10,525,903.74	$10.00

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$60,279,924.06	0.6342585	$49,920,102.89	0.5252536
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$112,859,924.06	0.1072151	$102,500,102.89	0.0973734

Pool Information
Weighted Average APR	2.729%	2.744%
Weighted Average Remaining Term	21.71	21.03
Number of Receivables Outstanding	12,107	11,619
Pool Balance	$141,950,291.79	$130,833,267.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$133,913,112.79	$123,553,291.62
Pool Factor	0.1238454	0.1141463

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$7,279,976.01
Targeted Overcollateralization Amount	$28,333,164.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,333,164.74

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		45	$103,060.27
(Recoveries)		48	$50,090.25
Net Loss for Current Collection Period			$52,970.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4478%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			(0.1377)%
Second Prior Collection Period			0.7101%
Prior Collection Period			(0.1129)%
Current Collection Period			0.4660%
Four Month Average (Current and Prior Three Collection Periods)			0.2314%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,651	$6,350,259.02
(Cumulative Recoveries)			$1,913,052.19
Cumulative Net Loss for All Collection Periods			$4,437,206.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3871%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,846.31
Average Net Loss for Receivables that have experienced a Realized Loss			$2,687.59

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.97%	147	$2,579,216.13
61-90 Days Delinquent	0.25%	18	$325,199.55
91-120 Days Delinquent	0.05%	3	$62,480.70
Over 120 Days Delinquent	0.32%	20	$413,596.59
Total Delinquent Receivables	2.58%	188	$3,380,492.97

Repossession Inventory:
Repossessed in the Current Collection Period		9	$153,533.19
Total Repossessed Inventory		13	$250,236.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3922%
Prior Collection Period			0.3386%
Current Collection Period			0.3529%
Three Month Average			0.3612%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6124%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	45

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	34	$608,061.20
2 Months Extended	42	$770,991.53
3+ Months Extended	11	$207,994.69

Total Receivables Extended	87	$1,587,047.42
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer